Note 6 - Risk Management - Reconciliation Of Changes In Impaired Financial Assets and Contingent Risks (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018
Risk Management Abstract
Impaired In Financial Assets and Contingent Risks At The Beginning		€ 17,134	€ 20,590
Changes In Impaired Financial Assets
Additions Impaired Financial Assets And Contingent Risks		4,817	9,792
Decreases Impaired Financial Assets And Contingent Risks	[1]	2,940	6,909
TOTAL NET ADDITIONS		1,877	2,883
Amounts Written - Off		(1,734)	(5,076)
Exchange Differences And Other		(522)	(1,264)
Impaired In Financial Assets and Contingent Risks At The end		€ 16,755	€ 17,134

[1]

(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveri es.